EMPLOYEES AND PAYROLL ACCRUALS	12 Months Ended
Dec. 31, 2012
EMPLOYEES AND PAYROLL ACCRUALS

NOTE 7:- EMPLOYEES AND PAYROLL ACCRUALS

As of December 31, 2011 and 2012, employees and payroll accruals include a total amount of $ 4,512 and $ 4,351, respectively, related to payroll accrued for the benefit of certain related parties since 2002 until 2007.